UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-PX
                                    --------

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
            The Community Reinvestment Act Qualified Investment Fund

                  Investment Company Act File Number: 811-09221

                                   Registrant
            The Community Reinvestment Act Qualified Investment Fund
                                1830 Main Street
                                   Suite #204
                                Weston, FL 33326
                                 1-877-272-1977


                                Agent For Service
                            SEI Global Fund Services
                               1 Freedom Valley Dr
                                 Oaks, PA 19456


                         Date of Fiscal Year End: May 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
                                    --------

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                    --------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Community Reinvestment Act Qualified Investment Fund

/s/  David K. Downes

President

Date:  August 30, 2007